Chase Vista
                                     Select
                             Growth and Income Fund
                               Semi-annual Report

                                 April 30, 2000

Chase Vista Select Growth and Income Fund
Chairman's Letter

                                                                    June 5, 2000

Dear Shareholder:

We are pleased to present this semi-annual report for the Chase Vista Select Growth and Income Fund for the six months ended April 30, 2000.

Strong Economic Growth Bodes Well for Equities
A robust economy that boosted investor confidence was a good backdrop for Wall Street's continued boom, as reports of lower-than-expected unemployment rates and higher consumer spending were released. Despite the Federal Reserve Board's multiple attempts to cool the economy's pace by boosting interest rates, the equity market forged on for most of the period.

Technology stocks made particularly tremendous strides during the period, thanks to growth in the Internet, mobile communications and demand for consumer electronic products. Other sectors that fared well included utilities and energy. Fixed-income securities were positive contributors, yet their gains were held back by the stream of solid economic data indicating rising inflation.

Potential of Further Rate Hikes
Although the gains garnered by the equity market have indeed been impressive during much of the reporting period, the fact remains that the Federal Reserve is set on taming inflation. With investors almost certain that interest-rate increases will occur throughout the remainder of the year, prospects for fixed-income and equities have dampened. What we started to see towards the end of the reporting period was a move towards more-stable blue-chip stocks, indicating investors' uncertainty.

While the threat of further rate increases still looms over the market, we believe that the resulting ill effects are only short term. The market has seen many bumps over the years and recovered from all of them; this period is just another hurdle to be mounted.

At Chase Vista, we thank you for your business and look forward to serving your investment needs in the years to come.

Sincerely yours,


/s/ Fergus Reid

Fergus Reid
Chairman

Chase Vista Select Growth and Income Fund
As of April 30, 2000
(unaudited)

How the Fund performed
Chase Vista Select Growth and Income Fund, which seeks total return from a combination of capital growth and current income, rose 7.77% in the six months ended April 30, 2000. The Fund edged past its benchmark, the S&P 500/BARRA Value Index, which increased 2.70%.

How the Fund was managed
In a tale of two markets, technology stocks drove the Fund's gains, while the rest of the portfolio made a marginally negative contribution. Technology names rocketed in the final months of 1999, as New Economy enthusiasm took hold. The technology rally continued into the first few months of 2000, only to falter in the March/April Nasdaq sell-off.

The Fund's technology weighting is limited by its conservative objectives, which means it can only invest in companies with positive cashflow that pay reasonable dividends. Even so, its few technology stocks generated significant performance. Teradyne alone generated more than 1% of performance. The company is the world's largest supplier of automatic test equipment to the electronics and telecoms industries. Altera, which makes programmable logic devices, registered a similar performance, as did Nortel Network.

Stocks involved in the semiconductor industry generated much of the performance. Growth in electronic communications - whether wireless or high speed broadband - is leading to burgeoning demand for semiconductors. The number of wireless phones worldwide has expanded dramatically in recent years, while there has also been a tremendous build-out of the fixed-wire communications network. Among the leading semiconductor names were: Texas Instruments, KLA-Tencor, and General Instrument.

Elsewhere, performance was mixed. Consumer-staples stocks made money, with strong contributions from Walt Disney and CBS. In utilities, Enron rallied. The company has a well-managed global power business, but also has a developing operation in trading broadband telecommunications capacity. It is perceived to be extremely well managed.

One of the worst performing sectors was basic materials. Companies like DuPont, and International Paper Company fell sharply. Communications Services also had a bad half-year, as Worldcom, Global Crossing and Sprint lost ground.

Where the Fund may be headed
The market tested the limits of divergence between valuations of technology stocks and other sectors in early 2000. From here, the performance of the Old Economy stocks that comprise most of the Fund should be strong by comparison. In spite of rising interest rates, the economy is in robust health, which should lead to positive earnings surprises and boost share prices.

Chase Vista Select Growth and Income Fund
As of April 30, 2000
(unaudited)


Average Annual Total Returns

                                   1 Year        5 Years        10 Years
------------------------------------------------------------------------
Select Growth and Income Fund       5.04%         18.32%          17.36%
------------------------------------------------------------------------


10-Year Performance (04/30/90 to 04/30/00)

-- Chase Vista Select Growth and Income Fund
-- S&P 500/BARRA Value Index
-- Lipper Multi-Cap Value Funds Average


                       Chase Vista Select             S&P 500/BARRA             Lipper Multi-Cap
                     Growth and Income Fund            Value Index             Value Funds Average
        4/30/90             10,000.00                   10,000.00                   10,000.00
        5/31/90             10,916.53                   11,132.00                   10,743.00
        6/30/90             10,976.54                   11,168.74                   10,704.33
        7/31/90             10,624.76                   11,098.37                   10,588.72
        8/31/90             9,899.22                    10,075.10                   9,713.03
        9/30/90             9,478.19                     9,555.23                   9,213.78
       10/31/90             9,156.14                     9,618.29                   9,030.43
       11/30/90             9,461.53                    10,199.24                   9,599.34
       12/31/90             9,763.03                    10,523.57                   9,913.24
        1/31/91             10,917.42                   10,961.35                   10,423.77
        2/28/91             12,077.61                   11,810.86                   11,099.24
        3/31/91             13,080.60                   12,257.31                   11,367.84
        4/30/91             13,004.96                   12,234.02                   11,395.12
        5/31/91             14,133.80                   12,696.47                   11,886.25
        6/30/91             13,319.17                   12,165.75                   11,366.82
        7/31/91             14,158.17                   12,816.62                   11,813.54
        8/31/91             14,729.16                   13,229.32                   12,068.71
        9/30/91             14,444.25                   12,939.59                   11,986.64
       10/31/91             14,888.15                   13,097.46                   12,197.61
       11/30/91             14,087.96                   12,763.47                   11,684.09
       12/31/91             15,535.89                   14,561.85                   12,775.38
        1/31/92             16,246.03                   14,050.72                   12,850.76
        2/29/92             16,925.02                   14,133.62                   13,121.91
        3/31/92             16,453.46                   13,805.72                   12,896.21
        4/30/92             16,415.99                   13,952.06                   13,102.55
        5/31/92             16,428.48                   14,060.89                   13,187.72
        6/30/92             15,938.94                   13,769.83                   12,955.61
        7/31/92             16,553.18                   14,390.85                   13,393.51
        8/31/92             16,170.85                   14,225.35                   13,104.21
        9/30/92             16,309.99                   14,393.21                   13,294.22
       10/31/92             16,724.97                   14,609.40                   13,372.66
       11/30/92             17,504.63                   15,198.89                   13,878.15
       12/31/92             17,875.60                   15,298.75                   14,134.89
        1/31/93             18,172.13                   15,134.28                   14,359.64
        2/28/93             18,410.64                   15,011.70                   14,473.08
        3/31/93             18,895.40                   15,223.81                   14,879.77
        4/30/93             18,804.90                   14,521.54                   14,623.84
        5/31/93             19,419.02                   15,038.50                   14,967.50
        6/30/93             19,519.86                   14,910.38                   15,052.81
        7/31/93             19,377.24                   14,603.82                   15,088.94
        8/31/93             19,960.70                   15,136.86                   15,665.34
        9/30/93             20,025.53                   14,904.66                   15,652.81
       10/31/93             20,149.06                   15,458.96                   15,868.81
       11/30/93             19,849.98                   15,448.14                   15,653.00
       12/31/93             20,198.48                   15,555.66                   16,038.06
        1/31/94             20,817.94                   15,888.86                   16,562.51
        2/28/94             20,442.31                   15,604.93                   16,277.63
        3/31/94             19,656.78                   14,884.45                   15,629.78
        4/30/94             19,617.12                   14,951.88                   15,801.71
        5/31/94             19,762.53                   15,195.14                   15,956.57
        6/30/94             19,384.46                   14,871.03                   15,631.05
        7/31/94             19,749.45                   15,344.97                   16,051.53
        8/31/94             20,399.80                   16,164.85                   16,685.56
        9/30/94             19,978.40                   15,933.86                   16,296.79
       10/31/94             20,178.45                   16,305.27                   16,438.57
       11/30/94             19,458.27                   15,771.11                   15,828.70
       12/31/94             19,508.95                   16,043.32                   15,998.07
        1/31/95             19,683.32                   16,441.20                   16,225.24
        2/28/95             20,467.97                   17,082.90                   16,885.61
        3/31/95             21,039.36                   17,618.79                   17,324.63
        4/30/95             21,369.68                   18,077.23                   17,738.69
        5/31/95             22,090.99                   18,723.85                   18,343.58
        6/30/95             22,653.88                   19,440.04                   18,743.47
        7/31/95             23,662.98                   20,059.98                   19,408.86
        8/31/95             23,805.20                   19,994.79                   19,608.78
        9/30/95             24,230.51                   20,983.13                   20,153.90
       10/31/95             23,768.20                   21,150.57                   19,829.42
       11/30/95             24,692.82                   21,912.42                   20,717.78
       12/31/95             24,884.54                   22,160.90                   21,034.76
        1/31/96             25,774.30                   23,006.34                   21,630.05
        2/29/96             26,018.27                   23,216.62                   21,986.94
        3/31/96             26,521.99                   23,119.58                   22,303.55
        4/30/96             26,903.96                   23,569.25                   22,725.09
        5/31/96             27,264.31                   24,435.66                   23,138.69
        6/30/96             27,174.94                   24,740.13                   22,972.09
        7/31/96             25,959.12                   23,599.61                   21,977.40
        8/31/96             26,870.98                   23,948.88                   22,682.87
        9/30/96             28,103.44                   25,611.17                   23,615.14
       10/31/96             28,524.85                   26,166.93                   24,056.74
       11/30/96             30,377.58                   28,122.65                   25,656.51
       12/31/96             29,825.39                   27,472.74                   25,530.80
        1/31/97             31,469.18                   29,623.85                   26,518.84
        2/28/97             31,461.28                   29,871.51                   26,736.29
        3/31/97             30,239.50                   28,453.21                   25,859.34
        4/30/97             31,474.73                   30,750.52                   26,596.33
        5/31/97             33,303.83                   32,570.95                   28,325.10
        6/30/97             34,592.12                   34,222.30                   29,358.96
        7/31/97             37,348.37                   36,931.68                   31,519.78
        8/31/97             36,005.99                   34,474.61                   30,731.79
        9/30/97             37,929.80                   36,231.78                   32,271.45
       10/31/97             36,902.73                   35,141.57                   31,032.23
       11/30/97             38,073.11                   37,049.76                   31,699.42
       12/31/97             38,793.25                   37,506.95                   32,225.63
        1/31/98             38,626.99                   38,767.18                   32,058.06
        2/28/98             41,379.46                   41,460.73                   34,289.30
        3/31/98             43,309.89                   43,605.49                   35,743.16
        4/30/98             43,624.67                   43,970.91                   35,893.28
        5/31/98             42,532.20                   43,088.85                   35,100.04
        6/30/98             43,359.88                   46,159.36                   35,194.81
        7/31/98             42,042.01                   46,133.05                   33,970.03
        8/31/98             35,638.26                   40,131.14                   28,874.53
        9/30/98             38,139.43                   42,816.31                   30,205.64
       10/31/98             40,494.06                   46,406.46                   32,585.85
       11/30/98             41,676.03                   49,550.04                   34,081.54
       12/31/98             44,551.84                   53,318.81                   35,199.41
        1/31/99             44,971.70                   56,574.99                   35,319.09
        2/28/99             43,114.98                   54,355.55                   34,220.67
        3/31/99             44,612.48                   56,988.54                   35,110.41
        4/30/99             47,184.48                   56,877.98                   37,764.75
        5/31/99             46,772.96                   55,219.99                   37,613.69
        6/30/99             48,356.38                   59,172.08                   38,960.26
        7/31/99             46,602.57                   57,299.88                   37,842.10
        8/31/99             45,327.07                   58,094.63                   36,721.98
        9/30/99             43,759.90                   56,256.51                   35,293.49
       10/31/99             45,989.76                   59,429.38                   36,535.82
       11/30/99             46,311.69                   57,105.69                   36,784.27
       12/31/99             48,469.81                   59,252.86                   37,928.26
        1/31/00             47,335.62                   57,368.62                   36,248.04
        2/29/00             45,716.74                   53,783.08                   34,801.74
        3/31/00             50,169.55                   59,392.66                   38,431.56
        4/30/00             49,560.82                   58,994.73                   38,300.89


Source:  Lipper Analytical Services. Past Performance is not          Chart illustrates comparative performance of
indicative of future results. Investment return and principal         $10,000 and assumes reinvestment of all
value will fluctuate so that shares, when redeemed, may be worth      distributions. Performance of the unmanaged
more or less than their original                                      average and index does not include sales charge,
cost.                                                                 but includes reinvestment of all distributions.
The Fund commenced operations on 01/06/98. The performance            The S&P 500/BARRA Value Index contains large U.S.
presented above includes performance of the Chase Vista Growth and    companies with low price-to-book ratios relative
Income Fund for the period 04/30/90 to 01/05/98, and is unadjusted    to the S&P 500. The Lipper Multi-Cap Value Funds
to reflect the expense structure of the Select Growth and Income      Average consists of funds with a variety of market
Fund.                                                                 capitalizations. Investors cannot invest directly
                                                                      in an index.

Chase Vista Select Growth and Income Fund
Statement of Assets and Liabilities                    April 30,2000 (unaudited)
(Amounts in Thousands, Except Per Share Amounts)


ASSETS:
     Investment in Growth and Income Portfolio, at value (Note 1)                             $  541,766
     Deferred organization costs                                                                      12
     Other assets                                                                                      5
                                                                                              ----------
             Total Assets                                                                        541,783
                                                                                              ----------

LIABILITIES:
     Accrued liabilities: (Note 2)
         Administration fees                                                                          45
         Other                                                                                       231
                                                                                              ----------
             Total Liabilities                                                                       276
                                                                                              ----------

NET ASSETS:
     Paid in capital                                                                             413,887
     Accumulated undistributed net investment income                                               1,438
     Accumulated net realized gain on investment transactions                                     29,979
     Net unrealized appreciation of investments                                                   96,203
                                                                                              ----------
Total Net Assets                                                                              $  541,507
                                                                                              ==========

Shares of beneficial interest outstanding
     ($.001 par value; unlimited number of shares authorized)                                     10,396

Net Asset Value
     (maximum offering price and redemption price per share)                                      $52.09
                                                                                              ==========



                       See notes to financial statements.

Chase Vista Select Growth and Income Fund
Statement of Operations      For the six months ended April 30, 2000 (unaudited)
(Amounts in Thousands)


INVESTMENT INCOME:
     Investment income from Portfolio                                                              $    3,859
     Foreign taxes withheld                                                                                (1)
     Expenses from Portfolio                                                                           (1,264)
                                                                                                   ----------
         Total investment income                                                                        2,594
                                                                                                   ----------

EXPENSES: (Note 2)
     Administration fees                                                                                  271
     Accounting fees                                                                                        7
     Printing and postage                                                                                  25
     Professional fees                                                                                     13
     Registration expenses                                                                                  2
     Transfer agent fees                                                                                    3
     Trustees' fees                                                                                         8
     Other                                                                                                 10
                                                                                                   ----------
         Total expenses                                                                                   339
                                                                                                   ----------
             Net investment income                                                                      2,255
                                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                  30,600
     Change in net unrealized appreciation of investments                                               7,785
                                                                                                   ----------
         Net realized and unrealized gain on investments                                               38,385
                                                                                                   ----------
     Net increase in net assets from operations                                                    $   40,640
                                                                                                   ==========



                       See notes to financial statements.

Chase Vista Select Growth and Income Fund
Statement of Changes in Net Assets         For the periods indicated (unaudited)
(Amounts in Thousands)


                                                                                    11/01/99            Year
                                                                                     Through           Ended
                                                                                     4/30/00          10/31/99
                                                                                  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                                          $  2,255          $  6,054
     Net realized gain on investments                                                 30,600            29,794
     Change in net unrealized appreciation of investments                              7,785            34,750
                                                                                  --------------   ---------------
         Increase in net assets from operations                                       40,640            70,598
                                                                                  --------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (1,157)           (6,154)
     Net realized gain on investment transactions                                     (4,914)                -
                                                                                  --------------   ---------------
         Total distributions to shareholders                                          (6,071)           (6,154)
                                                                                  --------------   ---------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from shares issued                                                      16,152            24,475
     Dividends reinvested                                                              6,070             6,154
     Cost of shares redeemed                                                         (67,788)          (60,866)
                                                                                  --------------   ---------------
         Decrease from capital share transactions                                    (45,566)          (30,237)
                                                                                  --------------   ---------------
         Total increase (decrease) in net assets                                     (10,997)           34,207

NET ASSETS:
     Beginning of period                                                                               518,297
                                                                                     552,504
                                                                                  --------------   ---------------
     End of period                                                                 $ 541,507         $ 552,504
                                                                                  ==============   ===============

SHARE TRANSACTIONS:
     Issued
                                                                                         322               501
     Reinvested
                                                                                         124               127
     Redeemed
                                                                                     (1,353)           (1,237)
                                                                                  --------------   ---------------
     Change in shares
                                                                                       (907)             (609)
                                                                                  ==============   ===============



                       See notes to financial statements.

Chase Vista Select Growth and Income Fund
Notes to Financial Statements (unaudited)


1.       Organization and Significant Accounting Policies.

         Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Chase Vista Select Growth and Income Fund ("SGI") or, the "Fund," is a separate series of the Trust.

         The Chase Vista Select Growth and Income Fund utilizes the Master Feeder structure. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objectives as the Fund. As of April 30, 2000, SGI owned 22.89% of the net assets of the Growth and Income Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Financial Statements of the Fund.

         The following is a summary of significant accounting policies followed by the Fund:
         The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Valuation of investments - Investments are recorded in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to those financial statements.

         B. Investment income and expenses - SGI records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements from the Portfolio.

         C. Organization costs - Organization and initial registration costs incurred in connection with establishing the Fund have been deferred and are being amortized on a straight line basis over a sixty month period beginning at the commencement of operations of the Fund.

         D. Federal Income Taxes - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provisions for Federal income tax or excise tax are necessary.

         E. Distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition
                  - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

                  Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

         F. Expenses - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

2.       Fees and Other Transactions with Affiliates.

         A. Distribution and sub-administration fees - Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff, and office space for an annual fee of 0.05% of the average daily net assets of the Fund.

         B. Administration fee - Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from SGI a fee computed at the annual rate equal to 0.05% of the Fund's average daily net assets.

         C. Other - Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

3.       Concentration of Shareholders.

         At April 30, 2000, all shares outstanding for the Fund are owned by the participants in the 401(k) Savings Plan of the Chase Manhattan Bank.

4.       Retirement Plan.

         The Fund adopted an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses of $2,151 for the six months ended April 30, 2000 are included in Trustees fees in the Statement of Operations, and accrued pension liability of $20,150 is included in Other Accrued liabilities in the Statement of Assets and Liabilities.

Chase Vista Select Growth and Income Fund
Financial Highlights              For the periods indicated (unaudited)


                                                                                        11/01/99          Year         01/06/98*
                                                                                        Through          Ended          Through
Per share operating performance                                                         4/30/00         10/31/99        10/31/98
                                                                                     -------------   -------------   -------------
Net asset value, beginning of period                                                    $ 48.88         $ 43.51         $ 42.00
                                                                                     -------------   -------------   -------------
Income from investment operations:
     Net investment income                                                                 0.22            0.53            0.38
     Net gains on investments (both realized and unrealized)                               3.55            5.37            1.47
                                                                                     -------------   -------------   -------------
         Total from investment operations                                                  3.77            5.90            1.85
                                                                                     -------------   -------------   -------------
Distributions to shareholders from:
     Dividends from net investment income                                                  0.11            0.53            0.34
     Distributions from capital gains                                                      0.45               -               -
                                                                                     -------------   -------------   -------------
         Total dividends and distributions                                                 0.56            0.53            0.34
                                                                                     -------------   -------------   -------------
Net asset value, end of period                                                          $ 52.09         $ 48.88         $ 43.51
                                                                                     =============   =============   =============

Total return                                                                               7.77%          13.57%           4.38%

Ratios/supplemental data:
     Net assets, end of period (millions)                                                  $542            $553            $518
Ratios to average net assets: #
     Expenses                                                                              0.60%           0.59%           0.61%
     Net investment income                                                                 0.84%           1.08%           1.04%

-----------------




* Commencement of operations.
# Short periods have been annualized.



                       See notes to financial statements.

--------------------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments
--------------------------------------------------------------------------------


As of April 30, 2000 (unaudited)
(Amounts in Thousands)


   Shares     Issuer                                        Value
-----------------------------------------------------------------
     Long-Term Investments -- 97.4%
-----------------------------------------------------------------
              Common Stock -- 96.4%
              ---------------------
              Aerospace -- 0.6%
      387     Boeing Co.                                 $ 15,359

              Automotive -- 3.0%
      830     Ford Motor Co.                               45,391
      282     General Motors Corp.                         26,430
                                                         --------
                                                           71,821
              Banking -- 5.2%
      240     Bank of America Corp.                        11,775
    1,035     Bank of New York Co., Inc.                   42,500
      420     Firstar Corp.                                10,444
    1,410     Wells Fargo Co.                              57,898
                                                         --------
                                                          122,617
              Broadcasting/Cable -- 2.5%
      675     CBS Corp. *                                  39,656
      462     Comcast Corp., Class A *                     18,493
                                                         --------
                                                           58,149
              Chemicals -- 2.3%
      115     Dow Chemical Co.                             13,029
      859     E.I. DuPont de Nemours Co.                   40,763
                                                         --------
                                                           53,792
              Computer Software -- 0.4%
      179     Computer Associates International, Inc.       9,990

              Computers/Computer Hardware -- 1.1%
      100     Hewlett-Packard Co.                          13,500
      106     International Business Machines Corp.        11,832
                                                         --------
                                                           25,332
              Consumer Products -- 0.4%
      428     Philip Morris Companies, Inc.                 9,369

              Diversified -- 1.9%
      198     General Electric Co.                         31,135
      290     Tyco International LTD (Bermuda)             13,322
                                                         --------
                                                           44,457
              Electronics/Electrical Equipment -- 1.7%
      355     Teradyne, Inc.*                              39,050

              Financial Services -- 16.5%
      419     American Express Co.                         62,861
    1,981     Citigroup, Inc.                             117,770
      446     Fannie Mae                                   26,905
      286     Freddie Mac                                  13,138
      288     J.P. Morgan & Co.                            36,972
      520     Merrill Lynch & Co., Inc.                    53,008
    1,071     Morgan Stanley Dean Witter & Co.             82,199
                                                         --------
                                                          392,853
              Food/Beverage Products -- 1.3%
      250     Anheuser-Busch Companies, Inc.               17,641
      339     Sysco Corp.                                  12,755
                                                         --------
                                                           30,396
              Insurance -- 5.6%
      976     American International Group, Inc.          107,022
      264     Marsh & McLennan Companies                   25,991
                                                         --------
                                                          133,013

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments (Continued)


As of April 30, 2000 (unaudited)
(Amounts in Thousands)


   Shares    Issuer                                                   Value
---------------------------------------------------------------------------
    Long-Term Investments -- Continued
---------------------------------------------------------------------------
             Machinery & Engineering Equipment -- 0.8%
      375    Dover Corp.                                           $ 19,055

             Manufacturing -- 0.8%
      353    Honeywell International, Inc.                           19,768

             Metals/Mining -- 0.6%
      210    Alcoa, Inc.                                             13,598

             Multi-Media -- 3.3%
    1,013    The Walt Disney Co.                                     43,875
      146    Time Warner, Inc.                                       13,131
      400    Viacom, Inc., Class B *                                 21,750
                                                                   --------
                                                                     78,756
             Oil & Gas -- 11.3%
      213    BP Amoco PLC, ADR (United Kingdom)                      10,873
      603    Chevron Corp.                                           51,320
    1,283    Exxon Mobil Corp.                                       99,701
      450    Halliburton Co.                                         19,884
    1,077    Royal Dutch Petroleum Co., N.Y. Registered Shares
               (Netherlands)                                         61,816
      303    Schlumberger LTD                                        23,198
                                                                   --------
                                                                    266,792
             Paper/Forest Products -- 2.0%
      470    International Paper Co.                                 17,288
      308    Weyerhaeuser Co.                                        16,459
      335    Willamette Industries                                   12,793
                                                                   --------
                                                                     46,540
             Pharmaceuticals -- 5.5%
      836    Abbott Laboratories                                     32,133
      564    American Home Products Corp.                            31,690
      333    Pfizer, Inc.                                            14,028
    1,065    Pharmacia Corp.                                         53,184
                                                                   --------
                                                                    131,035
             Printing & Publishing -- 1.1%
      613    New York Times Co., Class A                             25,231

             Restaurants/Food Services -- 1.1%
      703    McDonald's Corp.                                        26,806

             Retailing -- 1.7%
      231    Costco Wholesale Corp. *                                12,488
      434    Target Corp.                                            28,889
                                                                   --------
                                                                     41,377
             Semi-Conductors -- 7.1%
      280    Altera Corp. *                                          28,630
      175    Intel Corp.                                             22,192
      600    KLA-Tencor Corp. *                                      44,925
      439    Texas Instruments, Inc.                                 71,421
                                                                   --------
                                                                    167,168

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments (Continued)


As of April 30, 2000 (unaudited)
(Amounts in Thousands)

Shares      Issuer                                            Value
-------------------------------------------------------------------
   Long-Term Investments -- Continued
-------------------------------------------------------------------
            Telecommunications -- 11.5%
   719      AT&T Corp.                                   $   33,574
   424      Bell Atlantic Corp.                              25,122
 1,109      BellSouth Corp.                                  53,995
   330      Global Crossing LTD *                            10,395
   711      GTE Corp.                                        48,170
 1,007      MCI WorldCom, Inc. *                             45,733
   627      SBC Communications, Inc.                         27,470
   441      Sprint Corp. (FON Group)                         27,103
                                                         ----------
                                                            271,562
            Telecommunications Equipment -- 4.3%
   466      Motorola, Inc.                                   55,483
   400      Nortel Networks Corp., (Canada)                  45,300
                                                         ----------
                                                            100,783
            Utilities -- 2.8%
   400      DQE, Inc.                                        15,300
   284      Duke Energy Corp.                                16,330
   491      Enron Corp.                                      34,217
                                                         ----------
                                                             65,847
            -------------------------------------------------------
            Total Common Stock                            2,280,516
            (Cost $1,793,610)
            -------------------------------------------------------
            Convertible Preferred Stock -- 1.0%
            -----------------------------------
            Broadcasting/Cable -- 0.2%
    80      UnitedGlobalCom, Inc., 7.00%, 12/31/49, #         5,540

            Telecommunications -- 0.8%
   250      Qwest Trends Trust, 5.75%, 11/17/03, #           17,250
            -------------------------------------------------------
            Total Convertible Preferred Stock                22,790
            (Cost $14,438)
-------------------------------------------------------------------
            Total Long-Term Investments                   2,303,306
            (Cost $1,808,048)
-------------------------------------------------------------------
   Short-Term Investment -- 2.6%
-------------------------------------------------------------------

Principal
   Amount
            Repurchase Agreement -- 2.6%
            ----------------------------
   $61,783  Greenwich Capital Markets, Inc., 5.80%, due 05/01/00
              (Dated 4/28/00, Proceeds $61,813, Secured by GNMA
              and FHLMC, $62,821, 7.50%, due 07/16/24 through
              04/15/29; Market Value $63,020)                           61,783
            (Cost $61,783)
------------------------------------------------------------------------------
            Total Investments -- 100.0%                             $2,365,089
            (Cost $1,869,831)
------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments
--------------------------------------------------------------------------------


As of April 30, 2000 (unaudited)
(Amounts in Thousands)


   Shares     Issuer                                               Value
------------------------------------------------------------------------
    Long-Term Investments -- 93.6%
------------------------------------------------------------------------
              Common Stock -- 93.6%
              ---------------------
              Advertising -- 1.6%
      350     True North Communications                          $14,416

              Apparel -- 1.2%
      350     Jones Apparel Group, Inc. *                         10,391

              Automotive -- 0.8%
      460     Tower Automotive, Inc. *                             7,188

              Banking -- 3.2%
      300     Cullen/Frost Bankers, Inc.                           7,406
      250     SouthTrust Corp.                                     5,969
      211     TCF Financial Corp.                                  4,924
      250     Zions Bancorp.                                      10,375
                                                                 -------
                                                                  28,674
              Biotechnology -- 1.3%
      250     Chiron Corp. *                                      11,313

              Broadcasting/Cable -- 3.1%
      225     AT&T Corp. -- Liberty Media Group, Class A *        11,235
      200     Comcast Corp., Class A *                             8,013
      364     USA Networks, Inc. *                                 8,372
                                                                 -------
                                                                  27,620
              Business Services -- 5.0%
      400     ACNielsen Corp. *                                    9,225
      250     Affiliated Computer Services, Inc., Class A *        8,281
      325     American Management Systems, Inc. *                 12,026
      350     Concord EFS, Inc. *                                  7,831
      209     Manpower Inc.                                        7,389
                                                                 -------
                                                                  44,752
              Chemicals -- 2.2%
      275     Cytec Industries, Inc.*                              8,284
      520     Wellman, Inc.                                       11,120
                                                                 -------
                                                                  19,404
              Computer Software -- 6.9%
       53     Allaire Corp. *                                      2,905
      175     Computer Associates International, Inc.              9,767
      100     Electronic Arts, Inc. *                              6,050
      900     Informix Corp. *                                     9,899
      175     Rational Software Corp. *                           14,897
      200     Symantec Corp. *                                    12,487
      140     Synopsys, Inc. *                                     5,880
                                                                 -------
                                                                  61,885
              Computers/Computer Hardware -- 1.0%
      175     Electronics For Imaging, Inc. *                      9,144
              Electronics/Electrical Equipment -- 8.3%
      232     Amphenol Corp., Class A *                           14,796
      210     PerkinElmer, Inc.                                   11,498
      225     Sanmina Corp. *                                     13,513
      350     Sensormatic Electronics Corp. *                      5,841
      105     Symbol Technologies, Inc.                            5,854
      275     Vishay Intertechnology, Inc. *                      23,065
                                                                 -------
                                                                  74,567

                       See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments (Continued)


As of April 30, 2000 (unaudited)
(Amounts in Thousands)


Shares       Issuer                                               Value
-----------------------------------------------------------------------
      Long-Term Investments -- Continued
-----------------------------------------------------------------------
             Entertainment/Leisure -- 2.0%
      350    Harrah's Entertainment, Inc. *                      $7,197
      850    Park Place Entertainment Corp. *                    10,891
                                                                 ------
                                                                 18,088
             Financial Services -- 3.2%
      245    A.G. Edwards, Inc.                                   9,218
      285    Knight/Trimark Group, Inc., Class A *               10,741
      100    Lehman Brothers Holdings, Inc.                       8,206
                                                                 ------
                                                                 28,165
             Health Care/Health Care Services -- 2.5%
      950    Health Management Associates, Inc., Class A *       15,141
       97    Stryker Corp.                                        6,972
                                                                 ------
                                                                 22,113
             Insurance -- 4.2%
      300    AXA Financial, Inc.                                  9,788
      240    Radian Group, Inc.                                  12,225
      350    Reliastar Financial Corp.                           15,071
                                                                 ------
                                                                 37,084
             Internet Services/Software -- 0.7%
      130    Lycos, Inc. *                                        6,045

             Machinery & Engineering Equipment -- 2.2%
      225    Dover Corp.                                         11,433
      140    Zebra Technologies Corp., Class A *                  7,980
                                                                 ------
                                                                 19,413
             Manufacturing -- 1.4%
      316    Pentair, Inc.                                       12,087

             Metals/Mining -- 0.7%
      670    Freeport-McMoRan Copper & Gold, Inc., Class B *      6,449

             Oil & Gas -- 10.1%
      381    Anadarko Petroleum Corp.                            16,550
      120    BJ Services Co. *                                    8,430
      350    Cooper Cameron Corp. *                              26,249
      500    Global Marine, Inc. *                               12,000
      400    Tosco Corp.                                         12,825
      800    Union Pacific Resources Group                       15,350
                                                                 ------
                                                                 91,404
             Paper/Forest Products -- 1.5%
       85    Temple-Inland, Inc.                                  4,261
      250    Willamette Industries                                9,547
                                                                 ------
                                                                 13,808
             Pharmaceuticals -- 5.9%
      301    Biovail Corp. International (Canada) *              14,340
      210    Forest Laboratories Inc., Class A *                 17,653
      275    King Pharmaceuticals, Inc. *                        13,578
       45    MedImmune, Inc. *                                    7,197
                                                                 ------
                                                                 52,768
             Pipelines -- 2.2%
      154    Columbia Energy Group                                9,664
      235    El Paso Energy Corp.                                 9,987
                                                                 ------
                                                                 19,651
             Real Estate Investment Trust -- 0.6%
      250    Beacon Capital Partners, Inc. #                      5,125
       11    Beacon Capital Partners, Inc., Voting Trust #-           0
       45    Cypress Voting Trust #-                                  0
                                                                 ------
                                                                  5,125

                      See notes to financial statements.

CAPITAL GROWTH PORTFOLIO
Portfolio of Investments (Continued)


As of April 30, 2000 (unaudited)
(Amounts in Thousands)


Shares     Issuer                                           Value
-----------------------------------------------------------------
    Long-Term Investments -- Continued
-----------------------------------------------------------------
           Restaurants/Food Services -- 1.5%
  425      Brinker International, Inc. *                 $ 13,547

           Retailing -- 2.9%
  450      BJ's Wholesale Club, Inc. *                     15,947
  375      Ethan Allen Interiors, Inc.                     10,008
                                                          -------
                                                           25,955
           Semi-Conductors -- 9.8%
  200      Altera Corp. *                                  20,449
  225      ASM Lithography Holding NV (Netherlands) *       9,000
  375      Atmel Corp. *                                   18,351
  100      KLA-Tencor Corp. *                               7,488
  300      Microchip Technology, Inc. *                    18,618
  200      Vitesse Semiconductor Corp. *                   13,613
                                                          -------
                                                           87,519
           Shipping/Transportation -- 0.9%
  153      C.H. Robinson Worldwide, Inc.                    7,625

           Telecommunications -- 1.9%
   90      Nextlink Communications, Class A *               7,588
  150      U.S. Cellular Corp. *                            9,010
                                                          -------
                                                           16,598
           Telecommunications Equipment -- 1.3%
  130      Comverse Technology, Inc. *                     11,594

           Utilities -- 3.5%
  275      AGL Resources, Inc.                              4,812
  301      Alliant Energy Corp.                             9,039
  200      American Water Works, Inc.                       4,538
  200      Energy East Corp.                                4,175
  350      Scana Corp.                                      9,056
                                                          -------
                                                           31,620
-----------------------------------------------------------------
           Total Long-Term Investments                    836,012
           (Cost $660,577)
-----------------------------------------------------------------
    Short-Term Investment -- 6.4%
-----------------------------------------------------------------

Principal
   Amount
                Repurchase Agreement -- 6.4%
                ----------------------------
   $57,424      Greenwich Capital Markets, Inc., 5.80%, due 05/01/00,
                  (Dated 04/28/00, Proceeds $57,452, Secured by FHLMC
                  and GNMA, $60,988, 6.00% through 11.88%, due
                  05/15/15 through 05/15/29; Market Value $58,575)         57,424
                (Cost $57,424)
---------------------------------------------------------------------------------
                Total Investments -- 100.0%                              $893,436
                (Cost $718,001)
---------------------------------------------------------------------------------

INDEX:
*     -- Non-income producing security.
#     -- Security may only be sold to qualified institutional buyers.
~     -- Security fair valued by, or at the direction of, the Board of Trustees.
ADR   -- American Depositary Receipt.
FHLMC -- Federal Home Loan Mortgage Corporation.
FNMA  -- Federal National Mortgage Association.
GNMA  -- Government National Mortgage Association.

                       See notes to financial statements.

--------------------------------------------------------------------------------

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Assets and Liabilities April 30, 2000 (unaudited)
--------------------------------------------------------------------------------


(Amounts in Thousands)

                                                       Growth and     Capital
                                                         Income       Growth
                                                       Portfolio     Portfolio
----------------------------------------------------------------------------------
   ASSETS:
    Investment securities, at value (Note 1) ......... $2,365,089    $893,436
    Other assets .....................................         12           4
    Receivables:
     Interest and dividends ..........................      2,326         406
----------------------------------------------------------------------------------
       Total Assets ..................................  2,367,427     893,846
----------------------------------------------------------------------------------
   LIABILITIES:
    Accrued liabilities: (Note 2)
     Investment advisory fees ........................        783         285
     Administration fees .............................         98          36
     Custodian fees ..................................         65          29
     Other ...........................................        238         210
----------------------------------------------------------------------------------
       Total Liabilities .............................      1,184         560
----------------------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS .............................. $2,366,243    $893,286
----------------------------------------------------------------------------------
    Cost of investments .............................. $1,869,831    $718,001
----------------------------------------------------------------------------------






                       See notes to financial statements.

--------------------------------------------------------------------------------

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Operations For the six months ended April 30, 2000 (unaudited)
--------------------------------------------------------------------------------


(Amounts in Thousands)

                                                              Growth and       Capital
                                                                Income         Growth
                                                               Portfolio      Portfolio
-------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Dividend ...............................................  $ 15,995       $  3,142
    Interest ...............................................     1,665          1,108
    Foreign taxes withheld .................................        (5)            --
-------------------------------------------------------------------------------------------
       Total investment income .............................    17,655          4,250
-------------------------------------------------------------------------------------------
   EXPENSES: (Note 2)
    Investment advisory fees ...............................     4,963          1,819
    Administration fees ....................................       620            227
    Custodian fees .........................................       112             54
    Professional fees ......................................        38             29
    Trustees' fees .........................................        26              9
    Other ..................................................        62             13
-------------------------------------------------------------------------------------------
       Total expenses ......................................     5,821          2,151
-------------------------------------------------------------------------------------------
    Less earnings credits (Note 2B) ........................        40             14
-------------------------------------------------------------------------------------------
      Net expenses .........................................     5,781          2,137
-------------------------------------------------------------------------------------------
        Net investment income ..............................    11,874          2,113
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments .......................   221,284        166,490
    Change in net unrealized appreciation/depreciation
    of investments .........................................   (47,753)        (5,394)
-------------------------------------------------------------------------------------------
   Net realized and unrealized gain on investments .........   173,531        161,096
-------------------------------------------------------------------------------------------
    Net increase in net assets from operations .............  $185,405       $163,209
-------------------------------------------------------------------------------------------






                       See notes to financial statements.

--------------------------------------------------------------------------------

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Statement of Changes in Net Assets For the periods indicated (unaudited)
--------------------------------------------------------------------------------


(Amounts in Thousands)

                                            Growth and Income                Capital Growth
                                                Portfolio                      Portfolio
--------------------------------------------------------------------------- -----------------------
                                           11/01/99         Year         11/01/99         Year
                                           Through         Ended          Through        Ended
                                           4/30/00        10/31/99        4/30/00       10/31/99
---------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS:
    Net investment income ..............  $   11,874     $   34,082    $  2,113     $     3,754
    Net realized gain on investments         221,284        426,148     166,490         185,113
    Change in net unrealized
    appreciation (depreciation) of
    investments ........................     (47,753)       (86,911)     (5,394)        (28,226)
---------------------------------------------------------------------------------------------------
       Increase in net assets from
       operations ......................     185,405        373,319     163,209         160,641
---------------------------------------------------------------------------------------------------
   TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS:
    Contributions ......................      78,560        480,886     235,870         877,944
    Withdrawals ........................    (521,476)      (982,596)   (447,089)     (1,288,947)
---------------------------------------------------------------------------------------------------
      Net decrease from transactions
      in investors' beneficial
      interests ........................    (442,916)      (501,710)   (211,219)       (411,003)
---------------------------------------------------------------------------------------------------
      Total decrease in net assets .....    (257,511)      (128,391)    (48,010)       (250,362)
   NET ASSETS:
    Beginning of period ................   2,623,754      2,752,145     941,296       1,191,658
---------------------------------------------------------------------------------------------------
    End of period ......................  $2,366,243     $2,623,754    $893,286     $   941,296
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

--------------------------------------------------------------------------------

GROWTH AND INCOME AND CAPITAL GROWTH PORTFOLIOS
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Growth and Income Portfolio ("GIP") and Capital Growth Portfolio ("CGP"), (the "Portfolios") are separately registered under the Investment Company Act of 1940, as amended, as non-diversified, open end management investment companies organized as trusts under the laws of the State of New York. Each declaration of trust permits the Trustees to issue beneficial interests in the respective Portfolios.

The following is a summary of significant accounting policies followed by the
Portfolios:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

   B. Repurchase agreements -- It is the Portfolios' policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolios' custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trusts may be delayed or limited.

   C. Futures contracts -- When a Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the portfolio makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   Index futures contracts are used to control the asset mix of the Portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


   futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly. Use of long futures contracts subject the Portfolios to risk of loss up to the nominal value of the contract. Use of short futures contracts subject the Portfolios to unlimited losses.

   The Portfolios may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade. As of April 30, 2000, the Portfolios had no outstanding futures contracts.

   D. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

   E. Federal income taxes -- The Portfolios intend to continue to qualify as partnerships and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolios. The investors in the Portfolios must take into account their proportionate share of the Portfolios' income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolios do not intend to distribute to investors their net investment income or their net realized gains, if any. It is intended that the Portfolios will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

   F. Expenses -- Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated on another reasonable basis.


2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Advisor") acts as the Investment Advisor to the Portfolios. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Advisor, Chase supervises the investments of the Portfolios and for such services is paid a fee.

   The fee is computed daily and paid monthly at an annual rate equal to 0.40% of each Portfolio's average daily net assets.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each of the Portfolios pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.20% of each Portfolio's average daily net assets.

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

   B. Custodian fees -- Chase, as Custodian, provides safekeeping services for the Portfolios' securities. Compensation for such services is presented in the Statement of Operations as custodian fees. In addition, custodian fees are subject to reduction by credits earned by each Portfolio, based on cash balances held by Chase as custodian. Such earnings credits are presented separately in the Statement of Operations. The Portfolios could have invested the cash balances utilized in connection with the earnings credits arrangements in income producing assets if they had not entered into such arrangements.

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trusts. For these services and facilities, the Administrator receives from each Portfolio a fee computed at the annual rate equal to 0.05% of the respective Portfolio's average daily net assets.


3. Investment Transactions

For the six months ended April 30, 2000, purchases and sales of investments (excluding short-term investments) were as follows (in thousands):


                                                       GIP         CGP
-----------------------------------------------------------------------------
   Purchases (excluding U.S. Government)...........  $568,020    $350,972
   Sales (excluding U.S. Government) ..............   936,247     573,180
   Purchases of U.S. Government ...................        --          --
   Sales of U.S. Government .......................        --         586

The portfolio turnover rates of GIP and CGP for the six months ended April 30, 2000, were 23% and 40% respectively.


4. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 2000, are as follows (in thousands):


                                                GIP         CGP
-----------------------------------------------------------------------------
   Aggregate cost .........................  $1,869,831     $718,001
                                             ----------     --------
   Gross unrealized appreciation...........  $  572,438     $217,623
   Gross unrealized depreciation...........     (77,180)     (42,188)
                                             ----------     --------
   Net unrealized appreciation ............  $  495,258     $175,435
                                             ==========     ========

5. Retirement Plan

The Portfolios have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Portfolios who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended April 30, 2000, included in Trustees Fees in the Statement of Operations, and accrued pension liability included in other accrued liabilities, respectively, in the Statement of Assets and Liabilities were as follows (in thousands):

PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


                                                                   Accrued
                                                       Pension     Pension
                                                       Expenses   Liability
-------------------------------------------------------------------------------
    GIP............................................      $10        $112
    CGP............................................        4          52

6. Bank Borrowings

The Portfolios may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets must be repaid before the Portfolio may make additional investments. The Portfolios have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolios also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which is allocated, on a pro-rata basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Portfolios had no borrowings outstanding at April 30, 2000, nor at any point during the six months then ended.


7. Concentrations

At April 30, 2000, CGP invested 28.1% of its portfolio in securities issued by technology sector companies, such as computer hardware and software companies, internet connectivity providers and telecommunications equipment manufacturers. Valuations of companies in the technology sector are typically subject to greater volatility than other sectors.